Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 10—Fair Value Measurements

Items Measured at Fair Value on a Recurring Basis

The following table shows the fair value of our financial assets and financial liabilities that are required to be measured at fair value as of September 30, 2011 and December 31, 2010:

(In millions)	Balance	Level 1	Level 2	Level 3
September 30, 2011
Assets:
Investments	$107.4	$105.9	$1.5	$—
Derivative instruments	0.3	—	0.3	—
Liabilities:
Derivative instruments	(354.8)	—	(354.8)	—

December 31, 2010
Assets:
Investments	$95.4	$92.7	$2.7	$—
Derivative instruments	16.8	—	16.8	—
Liabilities:
Derivative instruments	(359.3)	—	(359.3)	—

The following section describes the valuation methodologies used to estimate or measure fair value, key inputs, and significant assumptions:

Investments—Investments consist of debt and equity securities with maturity dates greater than 90 days at the date of the security's acquisition. The majority of these securities are traded in active markets, have readily determined market values and use Level 1 inputs. Securities for which there are not active markets or the market values are not readily determinable are valued using Level 2 inputs. All of these investments are included in either Prepayments and other current assets or Deferred charges and other in our Consolidated Condensed Balance Sheets.

The fair value of investments in marketable securities were as follows:

(In millions)	September 30, 2011	December 31, 2010
Corporate bonds	$1.5	$2.7
Equity securities	2.2	2.6
Government bonds	101.7	88.0
Mortgaged-backed securities	—	0.1
Other liquid investments	2.0	2.0

Total Investments	$107.4	$95.4

Gross unrealized gains and losses on marketable securities at September 30, 2011 and December 31, 2010 were not material.

Derivative instruments—The estimated fair values of our derivative instruments are derived from market prices obtained from dealer quotes for similar, but not identical, assets or liabilities. Such quotes represent the estimated amounts we would receive or pay to terminate the contracts. Derivative instruments are included in either Deferred charges and other, or Deferred credits and other, in our Consolidated Condensed Balance Sheets. Our derivatives are recorded at their fair values, adjusted for the credit rating of the counterparty if the derivative is an asset, or adjusted for the credit rating of the Company if the derivative is a liability. See Note 6, "Derivative Instruments" for more information.

Items Disclosed at Fair Value

Long-Term Debt—The fair value of the Company's debt has been calculated based on the borrowing rates available as of September 30, 2011 for debt with similar terms and maturities, and based on market quotes of our publicly traded debt. As of September 30, 2011, the Company's outstanding debt had a fair value of $17,350.1 million and a carrying value of $19,620.6 million.

Interest-only Participations—Late in 2009, a subsidiary of CEOC acquired certain interest only participations payable by certain predecessor entities of PHW Las Vegas. When the Company assumed the debt in connection with the acquisition of Planet Hollywood, these interest only participations survived the transaction and remain outstanding as an asset of a subsidiary of CEOC as of September 30, 2011. In connection with both the initial acquisition of the interest only participations and the acquisition of Planet Hollywood, the fair value of these participations was determined based upon valuations as of each date. As the Company owns 100 percent of the outstanding participations, there is no active market available to determine a trading fair value at any point in time subsequent to the acquisition. As a result, the Company does not have the ability to update the fair value of the interest only participations subsequent to their acquisition and valuation, other than by estimating fair value based upon discounted future cash flows. Since discounted cash flows were used as the primary basis for valuation upon their acquisition and are also being used as the method to determine the amortization of the value of such participations into earnings, the Company believes that the book values of the interest only participations at September 30, 2011 approximate their fair values.

Note 13—Fair Value Measurements

We adopted the required provisions of ASC 820, "Fair Value Measurements and Disclosures," on January 1, 2008. ASC 820 outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1:	Observable inputs such as quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date;

Level 2:	Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3:	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The FASB deferred the effective date of ASC 820 to fiscal years beginning after November 15, 2008, and interim periods within those fiscal years for non-financial assets and non-financial liabilities, except for items that are recognized or disclosed at estimated fair value in an entity's financial statements on a recurring basis (at least annually). We adopted the provisions of ASC 820 for non-recurring measurements made for non-financial assets and non-financial liabilities on January 1, 2009. Our assessment of goodwill and other intangible assets for impairment includes an assessment using various Level 2 (EBITDA multiples and discount rate) and Level 3 (forecast cash flows) inputs. See Note 5, "Goodwill and Other Intangible Assets," for more information on the application of ASC 820 to goodwill and other intangible assets.

Under ASC 825, "Financial Instruments," entities are permitted to choose to measure many financial instruments and certain other items at fair value. We did not elect the fair value measurement option under ASC 825 for any of our financial assets or financial liabilities.

Items Measured at Fair Value on a Recurring Basis

The following table shows the fair value of our financial assets and financial liabilities:

(In millions)	Balance	Level 1	Level 2	Level 3
December 31, 2010
Assets:
Cash equivalents	$175.7	$175.7	$—	$—
Investments	95.4	92.7	2.7	—
Derivative instruments	16.8	—	16.8	—
Liabilities:
Derivative instruments	(359.3)	—	(359.3)	—

December 31, 2009
Assets:
Cash equivalents	$132.7	$132.7	$—	$—
Investments	88.9	73.4	15.5	—
Derivative instruments	56.8	—	56.8	—
Liabilities:
Derivative instruments	(375.2)	—	(375.2)	—

The following section describes the valuation methodologies used to measure fair value, key inputs, and significant assumptions:

Cash equivalents—Cash equivalents are investments in money market accounts and utilize Level 1 inputs to determine fair value.

Investments—Investments are primarily debt and equity securities, the majority of which are traded in active markets, have readily determined market values and use Level 1 inputs. Those debt and equity securities for which there are not active markets or the market values are not readily determinable are valued using Level 2 inputs. All of these investments are included in Prepayments and other and Deferred charges and other in our Consolidated Balance Sheets.

Derivative instruments—The estimated fair values of our derivative instruments are derived from market prices obtained from dealer quotes for similar, but not identical, assets or liabilities. Such quotes represent the estimated amounts we would receive or pay to terminate the contracts. Derivative instruments are included in Deferred charges and other and Deferred credits and other in our Consolidated Balance Sheets. Our derivatives are recorded at their fair values, adjusted for the credit rating of the counterparty if the derivative is an asset, or adjusted for the credit rating of the Company if the derivative is a liability. See Note 8, "Derivative Instruments," for more information on our derivative instruments.

Items Disclosed at Fair Value

Long-Term Debt—The fair value of the Company's debt has been calculated based on the borrowing rates available as of December 31, 2010, for debt with similar terms and maturities and market quotes of our publicly traded debt. As of December 31, 2010, the Company's outstanding debt had a fair value of $20,000.8 million and a carrying value of $18,841.1 million. The Company's interest rate swaps used for hedging purposes had fair values equal to their carrying values, in the aggregate a liability of $359.3 million for ten of our interest rate swaps and an asset of $11.6 million for three of our interest rate swaps. Our interest rate cap agreements had a fair value equal to their carrying values as an asset of $5.2 million at December 31, 2010. See additional discussion about derivatives in Note 8, "Derivative Instruments."

Interest-only Participations—Late in 2009, a subsidiary of CEOC acquired certain interest only participations payable by certain predecessor entities of PHW Las Vegas. When the Company assumed the debt in connection with the acquisition of Planet Hollywood, these interest only participations survived the transaction and remain outstanding as an asset of a subsidiary of CEOC as of December 31, 2010. In connection with both the initial acquisition of the interest only participations and the acquisition of Planet Hollywood, the fair value of these participations was determined based upon valuations as of each date. As the Company owns 100% of the outstanding participations, there is no active market available to determine a trading fair value at any point in time. As a result, the Company does not have the ability to update the fair value of the interest only participations subsequent to their acquisition and valuation, other than by estimating fair value based upon discounted future cash flows. Since discounted cash flows were used as the primary basis for valuation upon their acquisition, and are also being used as the method to determine the amortization of the value of such participations into earnings, the Company believes that the book value of the interest only participations at December 31, 2010 approximates their fair value.